Subsequent Events - Additional Information (Detail)	1 Months Ended					1 Months Ended
	Feb. 28, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 22, 2013 Corporate Joint Venture Zhejiang Vanke Noah Assets Management Company Limited USD ($)	Mar. 22, 2013 Corporate Joint Venture Zhejiang Vanke Noah Assets Management Company Limited CNY	Feb. 28, 2013 Dividend Declared USD ($)	Feb. 28, 2013 Dividend Declared American Depositary Share USD ($)
Subsequent Event [Line Items]
First annual cash dividend declared	$ 0.28					$ 0.28	$ 0.14
First annual cash dividend declared, payable date						2013-04
First annual cash dividend declared, record date						Mar. 20, 2013
Percentage of Ownership				51.00%	51.00%
Equity interest investments		$ 6,055,343	$ 2,434,689	$ 4,100,000	25,500,000